Taxation (Details) $ in Millions		6 Months Ended
	Apr. 01, 2018 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024	Jun. 30, 2025 USD ($)
Taxation [Line Items]
Profit tax (in Dollars)	$ 2
Statutory income tax rate		25.00%	25.00%
Tax laws and accounting standards rate		0.00%	0.02%
Net operating loss carryforwards (in Dollars)		$ 19,509,199		$ 19,725,595
High-Tech Enterprises [Member]
Taxation [Line Items]
High-tech enterprises tax		15.00%
Hong Kong [Member]
Taxation [Line Items]
Statutory income tax rate	8.25%
PRC [Member]
Taxation [Line Items]
Statutory income tax rate		25.00%	25.00%
Tax laws and accounting standards rate		25.00%